Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

Condensed Balance Sheets

	December 31,
(In thousands)	2011	2010
ASSETS
Current assets:
Cash and equivalents	$—	$—
Other current assets	266	380
Total current assets	266	380
Investments in and accounts with subsidiaries	1,071,132	1,380,600
Other assets	23,332	27,576
Total assets	$1,094,730	$1,408,556
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Long-term debt due within one year	$—	$—
Accounts payable and accrued liabilities	15,354	25,789
Total current liabilities	15,354	25,789
Long-term debt:
7 1/2% Senior Notes, due 2014	106,438	156,438
8 7/8% Senior Notes, due 2015	—	177,015
4.25% Convertible Notes, due 2016	143,367	134,761
Long-term debt due to subsidiary	—	141,547
Other liabilities	29,501	33,018
Total liabilities	294,660	668,568
Commitments and contingencies
Shareholders' equity	800,070	739,988
Total liabilities and shareholders' equity	$1,094,730	$1,408,556
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

Condensed Statements of Operations

(In thousands)	2011	2010	2009
Net sales	$—	$—	$—
Selling, general and administrative[1]	(47,529)	(53,363)	(60,123)
Equity in earnings (losses) of subsidiaries	(63,937)	163,413	208,169
Operating income (loss)	(111,466)	110,050	148,046
Interest expense[1]	(39,702)	(43,010)	(49,296)
Interest expense to subsidiary	(8,917)	(11,030)	(7,935)
Dividend income from subsidiary	144,136	—	—
Other income (expense), net[1]	(9,415)	(255)	(724)
Income (loss) before income taxes	(25,364)	55,755	90,091
Income tax benefit	82,200	1,600	400
Net income (loss)	$56,836	$57,355	$90,491

[1]	Reclassifications were made for comparative purposes.

Condensed Statements of Cash Flow

(In thousands)	2011	2010	2009
Cash flow from operations	$—	$—	$(4)
Investments in subsidiaries	—	—	—
Cash flow from investing	—	—	—
Issuances of long-term debt	—	—	—
Deferred financing fees for long-term debt	—	—	—
Proceeds from exercise of stock options/warrants	—	—	4
Cash flow from financing	—	—	4
Change in cash and equivalents	—	—	—
Balance at beginning of period	—	—	—
Balance at end of period	$—	$—	$—
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Notes to Condensed Financial Information of Registrant

1.	All cash is owned and managed by Chiquita Brands L.L.C. ("CBL"), the main operating subsidiary of the company, acting as agent for Chiquita Brands International, Inc. ("CBII").

2.	For purposes of these condensed financial statements, CBII's investments in its subsidiaries are accounted for by the equity method.

3.
In September 2006, the board of directors suspended the payment of dividends. Any future payments of dividends would require approval of the board of directors. CBL's credit facility places customary limitations on the ability of CBL and its subsidiaries to make loans, distributions or other transfers to CBII. However, payments to CBII are permitted: (i) for all routine operating expenses in connection with the company's normal operations and to fund certain liabilities of CBII, including interest payments, whether or not any event of default exists or is continuing and (ii) subject to no continuing event of default and compliance with the financial covenants, for other financial needs, including (A) payment of dividends and distributions to shareholders, (B) repurchases of common stock and (C) certain refinancing activities.

4.
On February 12, 2008, CBII issued $200 million of 4.25% convertible senior notes due 2016 ("Convertible Notes") for approximately $194 million of net proceeds, which were used to repay subsidiary debt. The Convertible Notes pay interest semiannually at a rate of 4.25% per annum, beginning August 15, 2008. The Convertible Notes are unsecured, unsubordinated obligations of CBII and rank equally with other existing CBII debt and any other unsecured, unsubordinated indebtedness CBII may incur.

The Convertible Notes are convertible at an initial conversion rate of 44.5524 shares of common stock per $1,000 in principal amount of the Convertible Notes, equivalent to an initial conversion price of $22.45 per share of common stock. The conversion rate is subject to adjustment based on certain dilutive events.
Holders of the Convertible Notes may tender their notes for conversion between May 15 and August 14, 2016 without limitation. Prior to May 15, 2016, holders of the Convertible Notes may tender the notes for conversion only under certain circumstances, in accordance with their terms. Upon conversion, the Convertible Notes may be settled in shares, in cash or in any combination thereof at CBII's option, unless CBII makes an "irrevocable net share settlement election," in which case any Convertible Notes tendered for conversion will be settled with a cash amount equal to the principal portion together with shares of CBII's common stock to the extent that the obligation exceeds such principal portion. It is CBII's intent and policy to settle any conversion of the Convertible Notes as if it had elected to make the net share settlement in the manner set forth above. CBII initially reserved 11.8 million shares to cover conversions of the Convertible Notes.
Beginning February 19, 2014, CBII may call the Convertible Notes for redemption under certain circumstances relating to CBII’s common stock trading price.
The company’s Convertible Notes are required to be accounted for in two components: (i) a debt component included in 'Long-term debt" recorded at the estimated fair value upon issuance of a similar debt instrument without the debt-for-equity conversion feature; and (ii) an equity component included in "Shareholders’ equity" representing the estimated fair value of the conversion feature at the date of issuance. This separation results in the debt being carried at a discount compared to the principal. This discount is then accreted to the carrying value of the debt component using the effective interest rate method over the expected life of the Convertible Notes (through the maturity date). The effective interest rate on the debt component for each of the years ended December 31, 2011, 2010 and 2009 was 12.50%.
Debt and equity components of the Convertible Notes are as follows:

	December 31,
(In thousands)	2011	2010
Principal amount of debt component[1]	$200,000	$200,000
Unamortized discount	(56,633)	(65,239)
Net carrying amount of debt component	$143,367	$134,761

Equity component	$84,904	$84,904
Issuance costs and income taxes	(3,210)	(3,210)
Equity component, net of issuance costs and income taxes	$81,694	$81,694

[1]
As of December 31, 2011 and 2010, the the Convertible Notes' "if-converted" value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.

Interest expense related to the Convertible Notes was as follows:

	December 31,
(In thousands)	2011	2010	2009
4.25% coupon interest	$8,500	$8,500	$8,500
Amortization of deferred financing fees	469	469	505
Amortization of discount on the debt component	8,606	7,623	6,753
	$17,575	$16,592	$15,758

5.
In 2011, in conjunction with the amendment and restatement of CBL's senior secured credit facility, CBII's 8 7/8% Senior Notes due in 2015 were retired through the purchase of $133 million in a tender offer at 103.333% of their par value and the call of the remaining $44 million for redemption at 102.958% of their par value. In December 2011, $50 million of its 7½% Senior Notes due 2014 were redeemed at the price of 101.250% of their par value (plus interest to the redemption date). CBL previously repurchased a total of $94 million (2010: $11 million; 2009: $28 million and 2008: $55 million) of the 7½% Senior Notes and $47 million (2010: $2 million; 2009: $9 million and 2008: $36 million) of the 8 7/8% Senior Notes in the open market at a small discount (see Note 10 to the Consolidated Financial Statements included in Exhibit 13). These repurchased Senior Notes were held by CBL as permitted investments under the terms of its senior secured credit facility until 2011 when the repurchased Senior Notes were retired. Prior to 2011, the repurchased Senior Notes were included on the Condensed Balance Sheets as "Long-term debt due to subsidiary" with the related interest expense paid or due to CBL on the Condensed Statements of Operations as 'Interest expense to subsidiary." These amounts are eliminated in consolidation in the Consolidated Financial Statements included in Exhibit 13. Amounts previously held by CBL, premiums and fees paid by CBL to retire the 8 7/8% Senior Notes and a portion of the 7½% Senior Notes were received by CBII as a dividend from CBL, which was permitted by CBL's senior secured credit facility and was not considered to be a fixed charge under CBL's financial maintenance covenants under th